TAXES	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
TAXES

Note 12 - TAXES

■ Income tax

Cayman Islands

Youxin Cayman is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Youxin BVI is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Youxin HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, Youxin HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company PRC subsidiary is governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Guangzhou Youxin was approved as an HNTE on December 20, 2021, Guangzhou Youxin is entitled to a reduced income tax rate of 15% from 2021 to 2024. As Guangzhou Youxin failed to obtain the renewed HNTE certificate in 2024, Guangzhou Youxin will no longer be recognized as a HNTE after December 20, 2024 and thus it is subject to the income tax rate of 25% from 2024.

In accordance with Taxation [2022] No.16, which was effective from January 1, 2022, an enterprise qualified for technology-based small and medium-sized enterprise, is entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The same tax incentives policy further applies to all enterprises according to Taxation [2023] No.7, which was effective from January 1, 2023. Guangzhou Youxin was qualified for technology-based small and medium-sized enterprise in April 2023, but was still entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred starting from January 1, 2022, because it submitted the self-review information before May 31, 2023.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the year ended September 30, 2024, Guangzhou Youxin was qualified as small and low-profit enterprise in PRC, and thus it was eligible for the above preferential tax rate for small and low-profit enterprises.

Income tax provision accrued for the years ended September 30, 2024, 2023 and 2022 are as follows:

	September 30, 2024	September 30, 2023	September 30, 2022
Current income tax expense	$(5,212)	$-	$-
Deferred income tax expense	-	-	-
Total income tax expense	$(5,212)	$-	$-

Loss (income) before income tax is attributable to the following geographic locations for the years ended September 30, 2024, 2023 and 2022 are as follows:

	September 30, 2024	September 30, 2023	September 30, 2022
Cayman Islands	$8,211	$-	$-
Hong Kong	154,696	-	-
PRC	1,112,542	2,343,238	6,456,883
	$1,275,449	$2,343,238	$6,456,883

A reconciliation of the income tax expense determined at the statutory income tax rate to the Company’s income taxes are as follows:

	September 30, 2024	September 30, 2023	September 30, 2022
Loss before income taxes	$1,275,449	$2,343,238	$6,456,883
PRC statutory income tax rate	25%	25%	25%
Income tax benefit computed at statutory corporate income tax rate	318,862	585,810	1,614,221
Reconciling items:
Additional deduction for R&D expenses	284,981	538,151	985,736
Entertainment expense	-	(3,362)	(14,949)
Effect of preferential tax rates	(454,662)	(448,240)	(1,741,696)
Effect of changes in tax rates	(2,023,126)	-	-
Effect of different tax rates in other jurisdictions	(27,964)	-	-
Change in valuation allowance	1,896,697	(672,359)	(843,312)
Income tax expense	$(5,212)	$-	$-

■ Deferred Tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reported period. The PRC tax laws regulate that the net operating losses incurred in the tax year of an enterprise may be carried forward to subsequent years (not exceed five years or ten years if HNTE) and reduce the taxable income of subsequent years when filing income tax.

The significant components of deferred taxes are as follows:

	September 30, 2024	September 30, 2023
Deferred tax assets
Net operating loss carry forwards	$1,168,270	$2,996,555
Valuation allowance	(1,168,270)	(2,996,555)
Deferred tax assets, net	$-	$-

■ Net operating loss carry forwards based on expiration date

According to PRC tax regulations, the PRC net operating loss can generally carry forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred, and that of high-tech enterprises is no more than 10 years. Carryback of losses is not permitted. As of September 30, 2024 and 2023, the Group had PRC net operating tax loss carry forwards of $23,103,352 and $19,977,031, respectively. As of September 30, 2024, net operating loss carryforwards from PRC will expire in calendar years 2028 through 2032, if not utilized.

As of September 30, 2024 and 2023, the Group had Hongkong net operating tax loss carry forwards of $158,812 and nil, respectively. The net operating tax loss carry forwards in Hong Kong can be carried forward without an expiration date.

■ Changes in valuation allowance

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are composed principally of net operating loss carryforwards. As the Company expects to continue to maintain large R&D investments and market expansion, the Company is expected to continue its loss status for the next several years. Due to its history of loss and expectation of continued loss, the management concluded that it is more likely than not that the Company will not generate future taxable income prior to the expiration of the majority of net operating loss and therefore provided a full valuation allowance against its net operating loss. Accordingly, as of September 30, 2024 and 2023, a $1,168,270 and $2,996,555 valuation allowance has been established, respectively. Movements for changes in valuation allowance are as follows:

Movement
Balance as of September 30, 2021	$1,799,819
Changes of valuation allowance	843,312
Foreign Exchange Difference	(235,970)
Balance as of September 30, 2022	2,407,161
Changes of valuation allowance	672,359
Foreign Exchange Difference	(82,965)
Balance as of September 30, 2023	2,996,555
Changes of valuation allowance	(1,896,697)
Foreign Exchange Difference	68,412
Balance as of September 30, 2024	$1,168,270

■ Uncertain Tax Position

As of September 30, 2024, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the year ended September 30, 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. As of September 30, 2024, tax years from 2019 through 2023 for the Group’s affiliated entities in the PRC remain open for statutory examination by the PRC tax authorities.

■ Value added tax (“VAT”)

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT at a rate of 6% and related surcharges of gross proceeds for the years ended September 30, 2024, 2023 and 2022. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The Company reports revenues net of the PRC VAT for all the periods presented in the consolidated statements of operations and comprehensive loss.

Taxes payable consisted of the following:

	September 30, 2024	September 30, 2023
VAT taxes payable	$14,590	$14,037
Other taxes payable	5,412	1,876
Total taxes payable	$20,002	$15,913